                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries. Institutional

Institutional Investment Manager Filing this Report:

Name:    Asia Pacific Associates III, Ltd.*
Address: c/o W.S. Walker & Company
         P.O. Box 265, GT
         Walker House
         Grand Cayman, Cayman Islands

Form 13F File Number: 28-14317

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ta-Lin Hsu
Title:   Director
Phone:   (650) 838-8088

Signature, Place, and Date of Signing:

     /s/ Ta-Lin Hsu          Palo Alto, California       February 14 ,2012
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

* The report on Form 13F for the period ended December 31, 2011 is being filed by Asia Pacific Associates III, Ltd., the general partner of Asia Pacific Growth Fund III, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[_] 13F NOTICE.

[_] 13F COMBINATION REPORT.

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          1

Form 13F Information Table Value Total:       125,847
                                            (thousands)

List of Other Managers Reporting for this Manager:

None.

90695429.1

                          FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------  -------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                           VOTING AUTHORITY
                     TITLE OF             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
  NAME OF ISSUER      CLASS     CUSIP   (x$1,000)  PRN AMT  PRN CALL DISCRETION MANAGER    SOLE    SHARED NONE
-------------------  -------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
FABRINET              COMMON  G3323L100  125,847  9,199,374 SH        DEFINED            9,157,063

90695429.1